Document and Entity Information	12 Months Ended
Mar. 31, 2020 shares
Document And Entity Information
Entity Registrant Name	SILVERCORP METALS INC
Entity Central Index Key	0001340677
Document Type	40-F
Document Period End Date	Mar. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Is Entity's Reporting Status Current?	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	173,816,834